Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent events

24. Subsequent events

On January 21, 2012, the Company closed a non-brokered private placement of 1,550,000 Units at a price of C$2.00 per Unit for gross proceeds of C$3,100,000. Each Unit is comprised of one common share of the Company and one half of one share purchase warrant. One whole warrant entitles the holder to purchase one additional share of the Company at a price of C$2.00 per share until January 20, 2014. The securities are subject to a hold period which expires on May 21, 2012. In connection with the offering, the Company paid PI Financial Corp. ("PI") a finder's fee of C$217,000 in cash and issued to PI 108,500 share purchase warrants (the "Finder's Warrants"). Each Finder's Warrant entitles the holder to purchase one common share of the Company (the "Finder's Warrant Share") at a price of C$2.00 per share until January 20, 2014. The Finder's Warrants have the same terms as the Units and are also subject to a hold period which expires on May 21, 2011.

The Company has renewed its two corporate loan agreements, originally entered into on January 15, 2010, with two institutional investors for a total of $2,500,000. The loans including outstanding interest were renewed on January 15, 2011, and have been renewed again on January 15, 2012. The loans including outstanding interest were renewed on January 15, 2011 and renewed again on January 15, 2012. The $2,930,550 loan, comprised of the original $2,000,000 loan plus interest and bonus, bears interest at 20% per annum and the $778,287 loan, comprised of the original $500,000 loan plus interest and bonus, bears interest at 25% per annum. Both loans mature on January 15, 2013.

On January 27, 2012, the Company’s Windstar project achieved initial operations and began selling power to Southern California Edison.

On March 22, 2012, the Company submitted its Windstar project cash grant application to the U.S. Department of the Treasury. The cash grant is a U.S. Federal Government program to encourage renewable energy development through a 30% cash grant paid by the U.S. Department of Energy and is part of the American Recovery and Reinvestment Act of 2009. The Company submitted $301,855,689 of eligible costs for an estimated cash grant of up to $90,556,707, which is subject to review and approval from the Department of Treasury.